Note 6 - Commitments and Contingencies - Additional Information (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013 Financial Advisory Agreement [Member]	Dec. 31, 2012 Financial Advisory Agreement [Member]	Jun. 30, 2013 Employment With President [Member]	Mar. 31, 2013 Employment With President [Member]	Jun. 30, 2013 Employment With Chief Operating Officer [Member]	Mar. 31, 2013 Employment With Chief Operating Officer [Member]	Jun. 30, 2013 Employment With Chief Executive Officer [Member]	Mar. 31, 2013 Employment With Chief Executive Officer [Member]
Agreement Amount Committed Per Month For One Year	$ 6,000	$ 6,000
Commitment Amount For Employment Agreement			$ 72,000	$ 72,000	$ 72,000	$ 72,000	$ 72,000	$ 72,000